Taxes (Tables)	12 Months Ended
Mar. 31, 2025
Taxes [Abstract]
Schedule of Taxation in the Statement of Income

Taxation in the statement of income represents:

	For the years ended March 31,
	2023	2024	2025	2025
	HKD	HKD	HKD	US$
Hong Kong profits tax provision for the year:
Current	1,181,056	2,817,000	2,256,487	290,040
Deferred	–	–	–	–
	1,181,056	2,817,000	2,256,487	290,040

Schedule of Statutory Rates to Effective Tax Rate

The following table reconciles Hong Kong statutory rates to the Company’s effective tax rate:

	For the years ended March 31,
	2023	2024	2025	2025
	HKD	HKD	HKD	US$
Income before tax	7,473,926	12,753,794	10,524,854	1,352,826
Hong Kong statutory income tax rate	16.50%	16.50%	16.50%	16.50%
Income tax expense computed at statutory rate	1,233,198	2,104,376	1,736,601	223,216
Reconciling items:
Non-deductible items in Hong Kong	–	272,376	1,025,705	131,840
Non-taxable items in Hong Kong	(46,142)	(608,034)	(504,319)	(64,823)
Under provision for prior year	–	1,051,282	–	–
Tax credit	(6,000)	(3,000)	(1,500)	(193)
Effective income tax expenses	1,181,056	2,817,000	2,256,487	290,040